Additional disclosure items G.2.1. Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Capital Commitments [Line Items]
Capital commitments	$ 154	$ 194
1 year
Capital Commitments [Line Items]
Capital commitments	126	182
Joint ventures
Capital Commitments [Line Items]
Capital commitments	66	25
Joint ventures | 1 year
Capital Commitments [Line Items]
Capital commitments	$ 56	$ 23